Short-term investments (Tables)	12 Months Ended
Dec. 31, 2017
Short-term investments [Abstract]
Schedule of Short-Term Investments
(In thousands)	December 31, 2016	December 31, 2017
Time deposits	38,829	118,779
Investments in financial instruments (note)	143,131	20,136
Total	181,960	138,915

Note:
The investments were issued by commercial banks in the PRC with a variable interest rate indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments.